DEFERRED CHARGES AND OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred turnaround costs, net	$ 560,403	$ 302,919
Catalyst, net	131,019	114,788
Linefill	19,485	19,485
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	9,593	9,440
Environmental credits	42,452	51,636
Intangible assets, net	537	577
Other	16,099	5,158
Deferred charges and other assets	779,588	504,003
Amortization expense	105,547	102,636	$ 65,452
Intangible Assets, Net [Abstract]
Gross amount	3,996	3,597
Accumulated amortization	(3,419)	(3,378)
Net amount	$ 577	$ 219